UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03336

Exact name of registrant as specified in charter:	Prudential Jennison Blend Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2011

Date of reporting period:	11/30/2010

Item 1.	Schedule of Investments

Prudential Jennison Blend Fund, Inc.

Schedule of Investments

as of November 30, 2010 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.8%
COMMON STOCKS
Aerospace & Defense 2.7%
127,080	Boeing Co. (The)	$ 8,103,892
140,838	Kratos Defense & Security Solutions, Inc.(a)	1,488,658
43,453	Moog, Inc. (Class A Stock)(a)	1,601,678
61,756	Precision Castparts Corp.	8,526,651
20,948	Spirit Aerosystems Holdings, Inc. (Class A Stock)(a)	407,857
45,115	Teledyne Technologies, Inc.(a)	1,814,525
96,705	United Technologies Corp.	7,278,985

		29,222,246
Air Freight & Logistics 0.3%
31,382	Atlas Air Worldwide Holdings, Inc.(a)	1,712,202
80,436	UTi Worldwide, Inc.	1,548,393

		3,260,595
Auto Components 1.1%
58,514	American Axle & Manufacturing Holdings, Inc.(a)	628,440
14,002	Autoliv, Inc.(b)	1,028,027
46,787	Federal-Mogul Corp.(a)	874,917
100,569	Lear Corp.(a)	8,826,941
26,696	TRW Automotive Holdings Corp.(a)	1,267,793

		12,626,118
Beverages 0.6%
122,283	Anheuser-Busch InBev NV (Belgium), ADR(b)	6,718,228
Biotechnology 1.6%
109,235	Affymax, Inc.(a)	738,429
461,347	Ariad Pharmaceuticals, Inc.(a)(b)	1,859,228
167,808	Array Biopharma, Inc.(a)	538,664
58,997	AVEO Pharmaceuticals, Inc.(a)(b)	871,976
84,322	BioMarin Pharmaceutical, Inc.(a)(b)	2,283,440
138,580	Celgene Corp.(a)	8,228,880
30,491	Clinical Data, Inc.(a)(b)	557,375
19,248	Cubist Pharmaceuticals, Inc.(a)	417,874
50,661	Rigel Pharmaceuticals, Inc.(a)	404,275
37,249	Seattle Genetics, Inc.(a)(b)	562,460
915,638	Zalicus, Inc.(a)(b)	1,080,453

		17,543,054
Capital Markets 3.5%
81,991	Ares Capital Corp.	1,347,112
130,140	Artio Global Investors, Inc.	1,700,930

279,553	Bank of New York Mellon Corp. (The)	7,545,135
137,155	Eaton Vance Corp.(b)	4,076,247
64,733	Goldman Sachs Group, Inc. (The)	10,107,411
31,474	Janus Capital Group, Inc.(b)	328,588
283,214	Morgan Stanley(b)	6,927,414
26,395	SEI Investments Co.	595,999
337,997	TD Ameritrade Holding Corp.(b)	5,658,070

		38,286,906
Chemicals 1.5%
73,115	A. Schulman, Inc.	1,480,579
47,127	Albemarle Corp.	2,549,099
258,986	Dow Chemical Co. (The)	8,075,183
77,451	Georgia Gulf Corp.(a)	1,574,579
120,856	PolyOne Corp.(a)	1,505,866
27,673	WR Grace & Co.(a)	926,215

		16,111,521
Commercial Banks 1.3%
113,266	1st United Bancorp, Inc.(a)	659,208
17,699	Bank of Hawaii Corp.	766,367
10,274	Bank of the Ozarks, Inc.(b)	389,282
118,802	East West Bancorp, Inc.	2,060,027
4,406	First Citizens Bancshares, Inc. (Class A Stock)	766,159
14,149	Iberiabank Corp.	713,251
56,442	TCF Financial Corp.(b)	768,176
304,697	Wells Fargo & Co.	8,290,805

		14,413,275
Commercial Services & Supplies 1.3%
44,064	Brink’s Co. (The)	1,081,331
14,705	Clean Harbors, Inc.(a)	1,088,905
31,204	United Stationers, Inc.(a)	1,980,518
51,936	Waste Connections, Inc.	1,350,336
263,832	Waste Management, Inc.	9,036,246

		14,537,336
Communications Equipment 3.2%
123,374	ADTRAN, Inc.(b)	3,841,866
29,601	Ciena Corp.(a)(b)	448,455
262,053	Cisco Systems, Inc.(a)	5,020,936
80,716	EchoStar Corp. (Class A Stock)(a)	1,628,042
60,187	InterDigital, Inc.(a)(b)	1,990,384
293,922	Juniper Networks, Inc.(a)	9,999,226
51,855	NETGEAR, Inc.(a)	1,647,952
162,963	QUALCOMM, Inc.	7,616,891
315,559	Tellabs, Inc.	1,991,177
184,426	UTStarcom, Inc.(a)(b)	394,672

		34,579,601

Computers & Peripherals 3.4%
64,043	Apple, Inc.(a)	19,926,979
85,942	Hewlett-Packard Co.	3,603,548
21,215	Lexmark International, Inc. (Class A Stock)(a)	768,832
254,226	NetApp, Inc.(a)	12,947,730

		37,247,089
Construction & Engineering 0.7%
125,577	Chicago Bridge & Iron Co. NV(a)	3,555,085
48,424	EMCOR Group, Inc.(a)	1,297,763
81,638	KBR, Inc.	2,210,757
5,241	Quanta Services, Inc.(a)(b)	92,294
47,353	Tutor Perini Corp.	902,075

		8,057,974
Containers & Packaging 0.7%
38,211	Ball Corp.	2,517,341
34,143	Greif, Inc. (Class A Stock)	1,995,317
83,193	Packaging Corp. of America	2,133,900
24,008	Rock-Tenn Co. (Class A Stock)	1,298,593

		7,945,151
Diversified Consumer Services 1.4%
125,632	Apollo Group, Inc. (Class A Stock)(a)	4,271,488
130,872	Bridgepoint Education, Inc.(a)(b)	2,002,342
558,207	H&R Block, Inc.	7,027,826
23,631	Pre-Paid Legal Services, Inc.(a)(b)	1,528,453

		14,830,109
Diversified Financial Services 1.1%
193,127	JPMorgan Chase & Co.	7,219,087
195,561	Moody’s Corp.(b)	5,246,902

		12,465,989
Diversified Telecommunication Services 0.6%
20,617	AboveNet, Inc.(a)	1,210,218
233,228	Globalstar, Inc.(a)(b)	359,171
28,986	IDT Corp. (Class B Stock)	602,619
251,625	tw telecom, inc.(a)	4,146,780

		6,318,788
Electric Utilities 1.2%
24,930	Allegheny Energy, Inc.	568,902
103,402	El Paso Electric Co.(a)	2,723,609
86,032	Entergy Corp.	6,128,920
113,304	Great Plains Energy, Inc.	2,113,119
51,281	IDACORP, Inc.	1,862,526

		13,397,076

Electrical Equipment 0.2%
127,459	A123 Systems, Inc.(a)(b)	980,160
626,171	FuelCell Energy, Inc.(a)(b)	707,573
24,627	Woodward Governor Co.	831,161

		2,518,894
Electronic Equipment & Instruments 1.9%
129,579	AVX Corp.	1,854,276
91,897	Benchmark Electronics, Inc.(a)	1,476,785
43,751	DDi Corp.	458,948
1,521,318	Flextronics International Ltd.(a)	11,029,556
10,271	FLIR Systems, Inc.(a)(b)	275,314
84,308	Ingram Micro, Inc. (Class A Stock)(a)	1,504,898
68,610	Insight Enterprises, Inc.(a)	865,172
66,366	Plexus Corp.(a)	1,800,841
68,385	Power-One, Inc.(a)(b)	646,238
70,362	Smart Modular Technologies (WWH), Inc.(a)	394,027

		20,306,055
Energy Equipment & Services 3.4%
13,277	Bristow Group, Inc.(a)	582,993
7,207	Core Laboratories NV(b)	616,919
205,981	Halliburton Co.	7,794,321
143,746	National Oilwell Varco, Inc.(b)	8,810,192
69,126	Rowan Cos., Inc.(a)(b)	2,084,149
196,772	Schlumberger Ltd.	15,218,347
5,188	SEACOR Holdings, Inc.(a)	565,492
134,494	Seahawk Drilling, Inc.(a)(b)	1,093,436
93,706	TETRA Technologies, Inc.(a)	1,030,766

		37,796,615
Food & Staples Retailing 2.0%
16,323	Andersons, Inc. (The)	527,560
114,677	Costco Wholesale Corp.	7,753,312
233,862	CVS Caremark Corp.	7,249,722
76,707	Ruddick Corp.	2,819,749
87,289	United Natural Foods, Inc.(a)(b)	3,268,100

		21,618,443
Food Products 4.4%
148,109	Bunge Ltd.(b)	9,007,990
353,840	ConAgra Foods, Inc.	7,600,483
138,786	Del Monte Foods Co.	2,599,462
256,757	Kraft Foods, Inc. (Class A Stock)	7,766,899
124,759	Mead Johnson Nutrition Co. (Class A Stock)	7,431,894
249,676	Smithfield Foods, Inc.(a)	4,396,794
47,472	TreeHouse Foods, Inc.(a)(b)	2,358,409
425,158	Tyson Foods, Inc. (Class A Stock)	6,730,251

		47,892,182

Gas Utilities 0.2%
17,609	Energen Corp.	767,224
60,069	UGI Corp.	1,782,247

		2,549,471
Healthcare Equipment & Supplies 1.0%
27,227	Alcon, Inc.	4,281,446
70,633	Align Technology, Inc.(a)	1,235,371
54,496	Cyberonics, Inc.(a)	1,464,307
56,841	Insulet Corp.(a)(b)	771,332
49,065	Kinetic Concepts, Inc.(a)	1,948,371
56,382	Orthofix International NV(a)	1,533,027

		11,233,854
Healthcare Providers & Services 3.0%
29,583	Air Methods Corp.(a)	1,456,371
119,760	AMERIGROUP Corp.(a)(b)	5,153,273
121,295	Centene Corp.(a)	2,820,109
28,734	Community Health Systems, Inc.(a)	915,465
61,372	Coventry Health Care, Inc.(a)	1,553,939
159,548	Express Scripts, Inc.(a)	8,310,855
173,589	Health Management Associates, Inc. (Class A Stock)(a)	1,546,678
15,764	HealthSpring, Inc.(a)	422,948
61,504	LifePoint Hospitals, Inc.(a)	2,227,675
39,420	Magellan Health Services, Inc.(a)	1,919,754
40,135	MWI Veterinary Supply, Inc.(a)(b)	2,452,249
15,122	Omnicare, Inc.	348,713
92,381	Universal Health Services, Inc. (Class B Stock)	3,798,707

		32,926,736
Hotels, Restaurants & Leisure 1.2%
21,152	CEC Entertainment, Inc.(a)	793,623
28,581	Cheesecake Factory, Inc. (The)(a)	910,877
45,812	Domino’s Pizza, Inc.(a)	676,643
37,115	Jack in the Box, Inc.(a)	746,568
85,835	McDonald’s Corp.	6,720,880
50,818	Papa John’s International, Inc.(a)	1,301,449
61,884	Texas Roadhouse, Inc.(a)	1,057,598
6,846	WMS Industries, Inc.(a)	303,620
12,525	Wyndham Worldwide Corp.	360,094

		12,871,352
Household Durables 0.5%
8,411	Blyth, Inc.	374,962
152,132	Hovnanian Enterprises, Inc. (Class A Stock)(a)(b)	564,410
102,208	Kid Brands, Inc.(a)	961,777
287,428	Standard Pacific Corp.(a)	1,023,244
45,069	Tupperware Brands Corp.	2,094,807

		5,019,200

Household Products 0.2%
38,524	Central Garden & Pet Co. (Class A Stock)(a)	359,814
22,287	Church & Dwight Co., Inc.	1,454,227

		1,814,041
Independent Power Producers & Energy Traders 0.5%
445,861	Calpine Corp.(a)	5,394,918
Industrial Conglomerates 0.3%
880	Seaboard Corp.	1,638,560
54,807	Standex International Corp.	1,638,729

		3,277,289
Insurance 3.5%
6,624	Alleghany Corp.	1,995,480
11,959	Arch Capital Group Ltd.(a)	1,079,898
89,919	Aspen Insurance Holdings Ltd.	2,598,659
22,122	Delphi Financial Group, Inc.	568,093
54,633	Fidelity National Financial, Inc. (Class A Stock)	737,546
33,648	MBIA, Inc.(a)(b)	336,144
22,518	Mercury General Corp.	966,923
167,452	MetLife, Inc.(b)	6,388,294
18,211	ProAssurance Corp.(a)	1,078,638
219,195	Protective Life Corp.	5,155,466
17,841	Reinsurance Group of America, Inc.	890,801
99,734	StanCorp Financial Group, Inc.	4,148,934
131,421	Travelers Cos., Inc. (The)	7,095,420
47,753	United Fire & Casualty Co.	990,397
15,178	White Mountains Insurance Group Ltd.	4,819,015

		38,849,708
Internet & Catalog Retail 1.6%
101,328	Amazon.com, Inc.(a)	17,772,931
Internet Software & Services 3.5%
105,162	Baidu, Inc. (China), ADR(a)	11,061,991
24,879	Google, Inc. (Class A Stock)(a)	13,825,509
94,542	GSI Commerce, Inc.(a)(b)	2,254,827
262,462	IAC/InterActiveCorp(a)	7,390,930
65,898	Internet Capital Group, Inc.(a)	816,476
79,942	SAVVIS, Inc.(a)	2,008,942
12,164	WebMD Health Corp.(a)	624,500

		37,983,175
IT Services 3.3%
99,655	Broadridge Financial Solutions, Inc.	2,051,896
36,076	DST Systems, Inc.	1,546,217
94,520	International Business Machines Corp.	13,370,799
37,669	MasterCard, Inc. (Class A Stock)	8,928,683

78,632	Sapient Corp.	938,080
26,250	Unisys Corp.(a)	593,513
93,970	Visa, Inc. (Class A Stock)	6,939,685
51,928	Wright Express Corp.(a)(b)	2,236,539

		36,605,412
Leisure Equipment & Products 0.2%
432,472	Eastman Kodak Co.(a)(b)	2,036,943

Life Sciences Tools & Services 0.7%
206,083	Agilent Technologies, Inc.(a)	7,217,027
Machinery 2.3%
35,256	AGCO Corp.(a)	1,591,456
59,639	Alamo Group, Inc.	1,527,355
9,319	Bucyrus International, Inc. (Class A Stock)	830,882
10,246	Crane Co.	384,020
13,441	Gardner Denver, Inc.	879,713
132,143	IDEX Corp.	4,951,398
165,641	Ingersoll-Rand PLC	6,791,281
43,997	Navistar International Corp.(a)	2,251,767
22,696	Pall Corp.	1,027,448
86,656	Pentair, Inc.(b)	2,850,982
63,384	RBC Bearings, Inc.(a)	2,338,236

		25,424,538
Media 4.1%
221,133	Belo Corp. (Class A Stock)(a)	1,282,571
461,825	Comcast Corp. (Class A Stock)	9,236,500
113,819	Gannett Co., Inc.	1,492,167
21,983	John Wiley & Sons, Inc. (Class A Stock)	912,294
226,431	Liberty Global, Inc. (Class C Stock)(a)	7,617,139
1,062,045	Sirius XM Radio, Inc.(a)(b)	1,455,002
13,768	Valassis Communications, Inc.(a)	448,148
273,720	Viacom, Inc. (Class B Stock)	10,354,828
326,290	Walt Disney Co. (The)	11,912,848

		44,711,497
Metals & Mining 2.1%
97,404	Freeport-McMoRan Copper & Gold, Inc.	9,868,973
305,346	Hecla Mining Co.(a)(b)	2,928,268
470,408	Kinross Gold Corp.	8,199,212
52,849	Reliance Steel & Aluminum Co.	2,349,138

		23,345,591
Multiline Retail 1.5%
131,300	Big Lots, Inc.(a)	4,024,345
216,837	Dollar General Corp.(a)(b)	7,120,927
97,122	Target Corp.	5,530,127

		16,675,399

Multi-Utilities 1.2%
227,156	CenterPoint Energy, Inc.	3,550,448
131,225	CMS Energy Corp.(b)	2,358,113
151,693	Sempra Energy	7,598,303

		13,506,864
Oil, Gas & Consumable Fuels 9.5%
158,276	Anadarko Petroleum Corp.	10,154,988
146,379	Apache Corp.	15,756,236
218,541	Canadian Natural Resources Ltd.	8,405,087
130,918	Cheniere Energy, Inc.(a)(b)	729,213
77,303	Cobalt International Energy, Inc.(a)	878,162
48,841	Concho Resources, Inc.(a)	4,041,593
608,315	Delta Petroleum Corp.(a)(b)	463,049
80,118	EOG Resources, Inc.	7,126,496
21,571	EXCO Resources, Inc.	400,573
69,227	Forest Oil Corp.(a)	2,368,948
84,771	Knightsbridge Tankers Ltd.(b)	1,927,693
55,494	L&L Energy, Inc.(a)(b)	586,572
112,379	Noble Energy, Inc.	9,130,794
227,287	Occidental Petroleum Corp.	20,039,895
70,268	Quicksilver Resources, Inc.(a)	999,211
23,346	Rosetta Resources, Inc.(a)	836,254
150,621	SandRidge Energy, Inc.(a)	777,204
64,995	Ship Finance International Ltd.(b)	1,411,041
194,637	Southwestern Energy Co.(a)	7,045,859
230,242	Suncor Energy, Inc. (Canada)	7,733,422
28,977	Whiting Petroleum Corp.(a)	3,188,919

		104,001,209
Pharmaceuticals 3.9%
75,788	Abbott Laboratories	3,524,900
106,727	Allergan, Inc.	7,072,798
67,089	Endo Pharmaceuticals Holdings, Inc.(a)	2,415,875
31,080	Impax Laboratories, Inc.(a)	556,332
30,014	Medicis Pharmaceutical Corp. (Class A Stock)	790,869
204,601	Merck & Co., Inc.	7,052,597
52,499	Nektar Therapeutics(a)	665,162
16,232	Perrigo Co.(b)	977,816
420,259	Pfizer, Inc.	6,846,019
102,574	Shire PLC (Ireland), ADR	7,215,055
99,191	Teva Pharmaceutical Industries Ltd. (Israel), ADR	4,963,518
49,405	ViroPharma, Inc.(a)	763,307

		42,844,248
Professional Services 0.3%
95,689	Corporate Executive Board Co. (The)	3,319,451

Real Estate Investment Trusts 1.8%
34,876	Apartment Investment & Management Co. (Class A Stock)(b)	841,209
1,215,657	Chimera Investment Corp.	4,862,628
36,460	Douglas Emmett, Inc.(b)	608,882
29,430	Macerich Co. (The)	1,363,786
323,037	MFA Financial, Inc.	2,632,752
9,202	Mid-America Apartment Communities, Inc.	564,727
42,761	Rayonier, Inc.	2,179,101
67,829	Realty Income Corp.(b)	2,309,577
110,231	Redwood Trust, Inc.	1,524,495
13,520	SL Green Realty Corp.(b)	884,208
169,770	Strategic Hotels & Resorts, Inc.(a)	792,826
58,896	Sunstone Hotel Investors, Inc.(a)	560,690
32,425	UDR, Inc.	723,077

		19,847,958
Road & Rail 0.8%
92,051	CSX Corp.	5,597,621
57,480	Kansas City Southern(a)	2,721,103

		8,318,724
Semiconductors & Semiconductor Equipment 1.5%
92,487	Cavium Networks, Inc.(a)(b)	3,403,059
107,726	Entegris, Inc.(a)	700,219
135,496	Fairchild Semiconductor International, Inc. (Class A Stock)(a)	1,903,719
82,004	GT Solar International, Inc.(a)(b)	548,607
316,170	Lattice Semiconductor Corp.(a)	1,406,956
22,294	MKS Instruments, Inc.(a)	454,129
149,048	National Semiconductor Corp.	1,989,791
48,711	Novellus Systems, Inc.(a)	1,468,637
57,433	Power Integrations, Inc.	2,313,975
35,159	Teradyne, Inc.(a)	416,986
53,386	TriQuint Semiconductor, Inc.(a)(b)	635,827
24,358	Veeco Instruments, Inc.(a)(b)	1,071,265

		16,313,170
Software 5.8%
134,699	Ariba, Inc.(a)(b)	2,725,634
491,075	CA, Inc.	11,240,707
251,391	Cadence Design Systems, Inc.(a)	1,975,933
39,854	CommVault Systems, Inc.(a)	1,160,947
108,577	Informatica Corp.(a)(b)	4,482,059
17,949	MICROS Systems, Inc.(a)	784,730
24,232	NetSuite, Inc.(a)	601,438
387,261	Oracle Corp.	10,471,538
16,169	Rovi Corp.(a)(b)	892,044
48,275	Salesforce.com, Inc.(a)(b)	6,720,846
72,979	SuccessFactors, Inc.(a)(b)	2,201,776
318,183	Symantec Corp.(a)	5,345,474
49,118	Synopsys, Inc.(a)	1,261,841
33,209	VirnetX Holding Corp.	460,941

163,477	VMware, Inc. (Class A Stock)(a)	13,326,645

		63,652,553
Specialty Retail 0.6%
78,931	Dress Barn, Inc. (The)(a)	1,949,596
32,446	Guess?, Inc.	1,533,074
87,203	Pier 1 Imports, Inc.(a)	851,101
104,100	RadioShack Corp.	1,920,645
44,123	West Marine, Inc.(a)	422,257

		6,676,673
Textiles, Apparel & Luxury Goods 4.2%
79,506	Carter’s, Inc.(a)(b)	2,517,160
205,346	Coach, Inc.	11,610,263
84,991	Hanesbrands, Inc.(a)	2,307,506
133,423	Maidenform Brands, Inc.(a)	3,661,127
142,784	NIKE, Inc. (Class B Stock)(b)	12,297,986
55,765	Oxford Industries, Inc.	1,377,395
27,798	Perry Ellis International, Inc.(a)	756,383
17,112	Phillips-Van Heusen Corp.	1,160,878
76,912	Polo Ralph Lauren Corp.	8,401,867
31,615	Warnaco Group, Inc. (The)(a)	1,702,468

		45,793,033
Thrifts & Mortgage Finance 0.1%
92,395	MGIC Investment Corp.(a)	787,205
Trading Companies & Distributors
15,619	Applied Industrial Technologies, Inc.	466,696
Wireless Telecommunication Services 1.3%
107,177	MetroPCS Communications, Inc.(a)	1,302,200
158,247	NII Holdings, Inc.(a)	6,133,654
64,222	NTELOS Holdings Corp.	1,090,490
156,143	SBA Communications Corp. (Class A Stock)(a)(b)	6,112,998

		14,639,342

	TOTAL LONG-TERM INVESTMENTS (cost $865,150,707)	1,083,569,453

SHORT-TERM INVESTMENT 13.5%
Affiliated Money Market Mutual Fund
148,105,215	Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $148,105,215; includes $135,227,175 of cash collateral received for securities on loan)(c)(d)	148,105,215

	TOTAL INVESTMENTS 112.3% (cost $1,013,255,922)(e)	1,231,674,668
	LIABILITIES IN EXCESS OF OTHER ASSETS (12.3%)	(134,752,733)

	NET ASSETS 100.0%	$1,096,921,935

The following abbreviations is used in the portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $130,598,848; cash collateral of $135,227,175 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$1,027,629,170	$221,069,321	$(17,023,823)	$204,045,498

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tool.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2010 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$1,083,569,453	$—	$—
Affiliated Money Market Mutual Fund	148,105,215	—	—

Total	$1,231,674,668	$—	$—

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Prudential Core Taxable Money Market Fund (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2 registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Blend Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	January 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	January 25, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	January 25, 2011

*	Print the name and title of each signing officer under his or her signature.